Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Component of expenses for non-qualified plans

	2012	2011
	(In Thousands)

Employee compensation	$19	$80
Director compensation	85	76